Leased Property - Narrative (Details) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) building	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) building	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Lessor, Lease, Description [Line Items]
Number of buildings sold | building		2					2
Sale leaseback transaction, lease terms		one year
Realized gain on sale of property	$ 0	$ 3,700	$ (6)	$ 0	$ (6)		$ 4,533	$ 1,063	$ (7)
Forecast
Lessor, Lease, Description [Line Items]
Operating lease expense						$ 881
Minimum
Lessor, Lease, Description [Line Items]
Operating lease term		1 year					1 year
Operating lease term	2 years	1 year		2 years			1 year
Maximum
Lessor, Lease, Description [Line Items]
Operating lease term		13 years					13 years
Operating lease term	12 years	13 years		12 years			13 years